PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of property, plant and equipment [text block] [Abstract]
Disclosure of detailed information about property, plant and equipment [text block]
	Gross Book Value		Accumulated depreciation		Net Book Value
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
		Restated		Restated		Restated
Construction in progress (1)	372,589	630,320	-	-	372,589	630,320
Land	48,406	45,424	-	-	48,406	45,424
Buildings	133,488	179,907	(58,626)	(67,342)	74,862	112,565
Plant and equipment	13,993,044	13,333,837	(4,630,001)	(4,361,337)	9,363,043	8,972,500
Own aircraft	13,268,562	12,595,223	(4,421,211)	(4,096,975)	8,847,351	8,498,248
Other (2)	724,482	738,614	(208,790)	(264,362)	515,692	474,252
Machinery	33,658	34,253	(28,441)	(27,659)	5,217	6,594
Information technology equipment	161,992	160,936	(141,216)	(138,372)	20,776	22,564
Fixed installations and accessories	171,469	182,629	(111,635)	(111,620)	59,834	71,009
Motor vehicles	67,060	69,653	(60,327)	(60,531)	6,733	9,122
Leasehold improvements	234,249	211,322	(135,789)	(128,055)	98,460	83,267
Right of use	5,693,553	4,987,953	(2,823,855)	(2,439,509)	2,869,698	2,548,444
Aircraft	5,438,404	4,761,529	(2,669,864)	(2,305,195)	2,768,540	2,456,334
Other assets	255,149	226,424	(153,991)	(134,314)	101,158	92,110
Total	20,909,508	19,836,234	(7,989,890)	(7,334,425)	12,919,618	12,501,809
(1)	As of December 31, 2019, includes advances paid to aircraft manufacturers for ThUS$ 348,148 (ThUS$ 612,236 as of December 31, 2018)
(2)	Consider mainly rotables and tools.

Schedule of movement of property, plant and equipment
					Information	Fixed				Property,
				Plant and	technology	installations	Motor	Leasehold	Rights	Plant and
	Construction		Buildings	equipment	equipment	& accessories	Vehicles	improvements	of use	equipment
	in progress	Land	net	net	net	net	net	net	net	net
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Opening balance as of January 1, 2017 Restated	470,065	50,148	130,219	9,618,505	39,714	83,912	1,045	104,541	2,931,101	13,429,250
Additions	11,145	-	-	300,098	5,708	329	77	8,156	288,142	613,655
Disposals	-	-	-	(16,031)	(6)	(10)	(43)	-	-	(16,090)
Retirements	(127)	-	(6)	(25,951)	(473)	(497)	-	-	-	(27,054)
Depreciation expenses	-	-	(7,946)	(701,094)	(14,587)	(14,124)	(187)	(27,266)	(375,510)	(1,140,714)
Foreign exchange	107	(368)	(275)	(9,716)	(183)	(820)	(8)	(243)	-	(11,506)
Other increases (decreases)	75,632	-	2,556	(27,220)	(17)	11,987	(448)	(963)	21,584	83,111
Changes, total	86,757	(368)	(5,671)	(479,914)	(9,558)	(3,135)	(609)	(20,316)	(65,784)	(498,598)
Closing balance as of December 31, 2017	556,822	49,780	124,548	9,138,591	30,156	80,777	436	84,225	2,865,317	12,930,652
Opening balance as of January 1, 2018 Restated	556,822	49,780	124,548	9,138,591	30,156	80,777	436	84,225	2,865,317	12,930,652
Additions	7,927	-	-	635,367	4,995	64	24	20,410	326,298	995,085
Disposals	-	(8)	(1,412)	(4,747)	(30)	(74)	(14)	-	-	(6,285)
Retirements	(80)	-	(19)	(63,774)	(92)	(27)	-	(4)	-	(63,996)
Depreciation expenses	-	-	(6,219)	(705,577)	(11,677)	(12,538)	(146)	(27,766)	(391,138)	(1,155,061)
Foreign exchange	(714)	(4,348)	(4,244)	(94,488)	(1,819)	(8,499)	(28)	(2,351)	(13,751)	(130,242)
Other increases (decreases)	65,992	-	(89)	78,341	732	10,195	273	8,753	(238,282)	(74,085)
Adjustment application IAS 29	373	-	-	3,869	299	1,111	89	-	-	5,741
Changes, total	73,498	(4,356)	(11,983)	(151,009)	(7,592)	(9,768)	198	(958)	(316,873)	(428,843)
Closing balance as of December 31, 2018 Restated	630,320	45,424	112,565	8,987,582	22,564	71,009	634	83,267	2,548,444	12,501,809
Opening balance as of January 1, 2019 (Restated )	630,320	45,424	112,565	8,987,582	22,564	71,009	634	83,267	2,548,444	12,501,809
Additions	21,884	7,950	-	1,694,640	6,580	26	73	34,988	753,164	2,519,305
Disposals	-	(28)	(47)	(23,945)	(13)	(75)	(11)	-	-	(24,119)
Retirements	(20)	-	-	(64,838)	(85)	(77)	-	(362)	-	(65,382)
Depreciation expenses	-	-	(5,768)	(776,225)	(8,574)	(11,945)	(94)	(19,001)	(400,384)	(1,221,991)
Foreign exchange	(1,340)	(1,103)	(914)	(24,615)	(234)	(2,007)	(125)	(432)	(4,561)	(35,331)
Other increases (decreases)	(278,255)	(3,837)	(30,974)	(418,083)	538	2,903	-	-	(26,965)	(754,673)
Changes, total	(257,731)	2,982	(37,703)	386,934	(1,788)	(11,175)	(157)	15,193	321,254	417,809
Closing balance as of December 31, 2019	372,589	48,406	74,862	9,374,516	20,776	59,834	477	98,460	2,869,698	12,919,618

Schedule of composition of the fleet
		Aircraft included				Aircraft included
		in Property,				as Rights				Total
		plant and equipment				of use assets				fleet
		As of		As of		As of		As of		As of		As of
		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,
Aircraft	Model	2019		2018		2019		2018		2019		2018

Boeing 767	300ER	28		33		2		2		30		35
Boeing 767	300F	11	(1)	9	(1)	1		1		12	(1)	10	(1)
Boeing 777	300ER	4		4		6		6		10		10
Boeing 777	200ER	-		-		-		2		-		2
Boeing 787	800	6		6		4		4		10		10
Boeing 787	900	6		4		10		10		16		14
Airbus A319	100	37		37		9		9		46		46
Airbus A320	200	96	(2)	97	(2)	46		34		142	(2)	131	(2)
Airbus A320	NEO	7		1		6		3		13		4
Airbus A321	200	30		30		19		19		49		49
Airbus A350	900	2		5		7	(3)	4	(3)	9	(3)	9
Total		227		226		110		94		337		320

(1) One aircraft leased to Aerotransportes Mas de Carga S.A. de C.V.

(2) Three aircraft leased to Salam Air and two to Sundair

(3) Four aircraft leased to Qatar Airways, which are in assets by right of use.

Schedule of method used for the depreciation of property, plant and equipment
		Useful life (years)
	Method	minimum	maximum
Buildings	Straight line without residual value	20	50
Plant and equipment	Straight line with residual value of 20% in the short-haul fleet and 36% in the long-haul fleet. (*)	5	30
Information technology equipment	Straight line without residual value	5	10
Fixed installations and accessories	Straight line without residual value	10	10
Motor vehicle	Straight line without residual value	10	10
Leasehold improvements	Straight line without residual value	5	8
Assets for rights of use	Straight line without residual value	1	25
(*)	Except in the case of the Boeing 767 300ER and Boeing 767 300F fleets that consider a lower residual value due to the extension of their useful life to 22 and 30 years respectively. Additionally, certain technical components are depreciated based on cycles and hours flown.

The aircraft with remarketing clause (**) under modality of financial leasing, which are depreciated according to the duration of their contracts, between 12 and 18 years. Its residual values are estimated according to market value at the end of such contracts.

(**)	Aircraft with remarketing clause are those that are required to sell at the end of the contract.

Schedule of property, plant and equipment pledged as guarantee
			As of		As of
			December 31,		December 31,
			2019		2018
Guarantee	Creditor		Existing	Book	Existing	Book
agent (1)	company	Fleet	Debt	Value	Debt	Value
			ThUS$	ThUS$	ThUS$	ThUS$

Wilmington	MUFG	Airbus A319	74,713	256,937	96,057	234,329
Trust Company		Airbus A320	70,644	256,651	98,903	220,390
		Boeing 767	61,728	196,244	82,793	206,868
		Boeing 787	120,938	127,283	144,312	133,388
		Airbus A321	353,774	452,107	389,080	477,778
		Boeing 787	332,131	374,998	365,375	398,510
	Aircraft and engines	Airbus A350	180,320	192,620	198,301	204,860
		Boeing 787	143,475	191,804	162,378	204,961
Banco Santander S.A.	Aircraft and engines	Airbus A320	-	-	172,474	275,511
		Airbus A321	-	-	25,661	41,957
BNP Paribas	Aircraft and engines	Airbus A319	-	-	9,693	19,113
BNP Paribas		Airbus A319	-	-	17,009	26,407
Credit Agricole		Airbus A319	-	-	11,154	31,865
		Airbus A320	85,986	95,148	134,328	132,301
		Airbus A321 / A350	83,281	67,882	22,439	24,939
		Boeing 767	10,404	35,226	21,830	43,568
	Aircraft and engines	Boeing 787	74,023	36,594	74,023	42,228
Wells Fargo	Aircraft and engines	Airbus A320	-	-	196,540	285,877
Bank Of Utah	Aircraft and engines (2)	Airbus A320 / A350	296,441	378,462	502,006	630,065
		Boeing 787	217,500	259,934	-	-
	Aircraft and engines (2)	Airbus A320 / A350	44,088	-	54,014	-
	Aircraft and engines
Natixis		Airbus A321	282,927	384,224	324,524	410,771
Citibank N.A.	Aircraft and engines	Airbus A320	-	-	78,049	132,296
		Airbus A321	-	-	28,938	70,333
UMB Bank	Aircraft and engines	Airbus A320	106,250	149,607	-	-
MUFG Bank	Aircraft and engines	Airbus A320	216,411	310,311	-	-

PK AirFinance US, Inc.	Aircraft and engines	Airbus A320	-	-	37,615	52,435
Banco BBVA	Land and buildings (3)		-	-	50,785	64,500
Total direct guarantee			2,755,034	3,766,032	3,298,281	4,365,250
(1)	For syndicated loans, is the Guarantee Agent that, represent different creditors.
(2)	As of December 31, 2019, three A350 aircraft are classified under Non-current assets or groups of assets for disposal as held for sale.
(3)	Corresponds to a debt classified under item loans to exporters (see Note 19).

schedule of letters of credit related assets table text block
			Value	Release
Creditor Guarantee	Debtor	Type	ThUS$	date

GE Capital Aviation Services Limited	Lan Cargo S.A.	One letter of credit	1,100	Nov 30, 2020
Avolon Aerospace AOE 62 Limited	Latam Airlines Group S.A.	Three letter of credit	2,167	Sep 30, 2020
Bank of Utah	Latam Airlines Group S.A.	One letter of credit	2,000	Mar 24, 2020
GE Capital Aviation Services Ltd.	Latam Airlines Group S.A.	Three letter of credit	14,327	Jan 20, 2020
ORIX Aviation Systems Limited	Latam Airlines Group S.A.	Four letter of credit	10,034	Sep 26, 2020
Sky High XXIV Leasing Company	Latam Airlines Group S.A.	Eight letter of credit	6,831	Aug 05, 2020
Merlin Aviation Leasing (Ireland) 18 Limited	Tam Linhas Aéreas S.A.	One letter of credit	3,852	Mar 15, 2020
Shapphire Leasing (AOE) Limited	Tam Linhas Aéreas S.A.	One letter of credit	7,500	Oct 19, 2020
Wells Fargo Bank	Latam Airlines Group S.A.	Nine letter of credit	15,160	Mar 13, 2020
Banc Of America	Latam Airlines Group S.A.	Three letter of credit	1,044	Jul 7, 2020
Macquaire Aircraft Leasing Services	Latam Airlines Group S.A.	Five letter of credit	2,582	Aug 1, 2020
TC Skyward Aviation US Inc	Tam Linhas Aéreas S.A.	One letter of credit	13,100	Oct 6, 2020
RB Comercial Properties 49
Empreendimentos Imobiliarios LTDA	Tam Linhas Aéreas S.A.	One letter of credit	35,974	Apr 29, 2020
			115,671

Schedule of fully depreciated assets and commitments for future purchases
	As of	As of
	December 31,	December 31,
	2019	2018
	ThUS$	ThUS$

Gross book value of fully depreciated property, plant and equipment still in use	261,792	192,606
Commitments for the acquisition of aircraft (*)(**)	7,390,000	14,400,000
(*)	According to the manufacturer’s price list.
(**)	The current commitments do not consider 10 Airbus aircraft of the A350 family, included in a sales contract with Delta Air Lines, Inc.

Schedule of purchase commitment
	Year of delivery
Manufacturer	2020	2021	2022	2023	2024-2026	Total
Airbus S.A.S. (*)	3	10	11	9	11	44
A320-NEO Family	3	10	11	9	9	42
A350 Family	-	-	-	-	2	2
The Boeing Company	2	2	-	2	-	6
Boeing 787-9	2	2	-	2	-	6
Total	5	12	11	11	11	50
(*)	During the third quarter of 2019 the company signed a sale contract with Delta Air Lines, Inc. for 14 Airbus A350 family aircraft, 10 were within the current aircraft purchase commitments and 4 that were already in PPE were classified as assets held for sale as of December 31, 2019.

Schedule of capitalized interest costs
		For the year ended
		December 31,
		2019	2018	2017

Average rate of capitalization of capitalized interest costs	%	4.72	4.64	4,12
Costs of capitalized interest	ThUS$	1,444	13,007	8,210